Property, Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 804,395		$ 871,445		$ 615,050
Cost of revenue	671,603		777,291		546,305
Assets disposed	2,779	¥ 20,000	2,100,000	¥ 15,200,000
Fixed asset costs	158,739	1,142,241	2,800,000
Accumulated depreciation	79,171		1,100,000			¥ 569,693
Transaction amount	77,109
Value-added tax	320
Net gain			337,941
Sale recognized gain			1,176
Construction in Progress [Member]
Property, Plant and Equipment, Net [Line Items]
Transaction amount	28,845	¥ 207,556
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 132,792		$ 94,154		$ 68,745